Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-10.84%
CarGurus, Inc.(b)	36,025	$ 894,141
Comcast Corp., Class A	1,391,497	57,427,081
Fox Corp., Class A(c)	94,420	3,591,737
Liberty Global Ltd., Class A (Belgium)(b)(c)	70,325	1,370,634
Liberty Latin America Ltd., Class C(b)	63,805	676,333
Nexstar Media Group, Inc., Class A	13,410	2,478,034
Scholastic Corp.	11,183	350,363
Sinclair, Inc.(c)	17,321	266,397
Stagwell, Inc.(b)(c)	45,891	306,552
TEGNA, Inc.	69,281	1,103,646
T-Mobile US, Inc.	309,292	56,377,746
ZipRecruiter, Inc., Class A(b)(c)	31,320	286,891
		125,129,555
Consumer Discretionary-20.62%
Academy Sports & Outdoors, Inc.(c)	29,462	1,593,010
Acushnet Holdings Corp.(c)	25,763	1,869,879
Adtalem Global Education, Inc.(b)(c)	15,362	1,204,534
Asbury Automotive Group, Inc.(b)(c)	8,240	2,218,373
AutoNation, Inc.(b)	16,448	3,136,963
AutoZone, Inc.(b)	6,978	21,866,889
Booking Holdings, Inc.	13,755	51,099,963
Boyd Gaming Corp.	38,756	2,359,078
Brunswick Corp.(c)	27,600	2,248,020
Cavco Industries, Inc.(b)(c)	3,384	1,403,074
Chegg, Inc.(b)	41,754	142,381
Choice Hotels International, Inc.(c)	19,673	2,507,324
Dave & Buster’s Entertainment, Inc.(b)(c)	16,160	607,778
Denny’s Corp.(b)	21,249	156,393
Designer Brands, Inc., Class A(c)	20,453	166,896
Dillard’s, Inc., Class A(c)	5,003	1,994,146
El Pollo Loco Holdings, Inc.(b)	12,704	153,210
Expedia Group, Inc.(b)	51,969	6,634,882
Genesco, Inc.(b)(c)	4,749	146,412
Group 1 Automotive, Inc.(c)	5,528	2,021,700
H&R Block, Inc.	56,995	3,302,290
Hilton Grand Vacations, Inc.(b)(c)	42,361	1,830,419
Hilton Worldwide Holdings, Inc.	102,139	21,926,179
Jack in the Box, Inc.(c)	7,920	470,765
KB Home	31,010	2,669,341
Landsea Homes Corp.(b)(c)	14,779	180,008
Marriott International, Inc., Class A	116,671	26,519,318
Marriott Vacations Worldwide Corp.	14,364	1,214,907
MGM Resorts International(b)	128,133	5,505,875
Murphy USA, Inc.	8,463	4,273,138
ODP Corp. (The)(b)	14,662	619,469
O’Reilly Automotive, Inc.(b)	24,057	27,096,361
Papa John’s International, Inc.(c)	13,469	595,734
Penske Automotive Group, Inc.	27,319	4,756,511
PulteGroup, Inc.	85,921	11,341,572
PVH Corp.	22,817	2,327,106
RH(b)(c)	7,535	2,185,753
Six Flags Entertainment Corp.	41,653	1,983,932
Solo Brands, Inc., Class A(b)(c)	23,772	56,815
Sonic Automotive, Inc., Class A	8,967	533,895
Toll Brothers, Inc.	41,931	5,983,973
Travel + Leisure Co.	29,110	1,341,680
Vail Resorts, Inc.	15,369	2,797,312
Valvoline, Inc.(b)	52,635	2,447,527
Wyndham Hotels & Resorts, Inc.	32,914	2,492,248
		237,983,033
	Shares	Value
Consumer Staples-0.23%
Beauty Health Co. (The)(b)(c)	50,501	$ 93,427
Lifeway Foods, Inc.(b)(c)	6,008	74,079
Seaboard Corp.	397	1,289,420
Seneca Foods Corp., Class A(b)	2,170	130,938
Spectrum Brands Holdings, Inc.	11,908	1,007,536
		2,595,400
Energy-7.65%
California Resources Corp.	27,885	1,434,404
CNX Resources Corp.(b)(c)	62,598	1,656,969
CONSOL Energy, Inc.(b)(c)	12,004	1,198,119
Delek US Holdings, Inc.	26,196	622,941
Helmerich & Payne, Inc.	40,327	1,630,017
HF Sinclair Corp.	78,493	4,040,035
Liberty Energy, Inc., Class A(c)	68,074	1,643,987
Marathon Petroleum Corp.	143,920	25,476,718
Newpark Resources, Inc.(b)(c)	34,803	287,473
Peabody Energy Corp.(c)	51,387	1,141,305
Phillips 66	173,176	25,193,645
SM Energy Co.(c)	46,990	2,170,938
Solaris Oilfield Infrastructure, Inc., Class A(c)	12,398	163,034
Valero Energy Corp.	133,572	21,601,264
		88,260,849
Financials-20.64%
Affiliated Managers Group, Inc.	13,016	2,416,030
Aflac, Inc.(c)	232,108	22,138,461
American International Group, Inc.	271,096	21,478,936
Brighthouse Financial, Inc.(b)	25,371	1,265,252
Cannae Holdings, Inc.	25,641	515,640
Citizens Financial Group, Inc.	185,867	7,930,945
Discover Financial Services	102,365	14,739,536
Eagle Bancorp, Inc.	12,332	265,385
Employers Holdings, Inc.	10,352	497,000
Enova International, Inc.(b)(c)	11,078	957,915
Equitable Holdings, Inc.	132,856	5,793,850
Euronet Worldwide, Inc.(b)	18,737	1,910,987
First Bancorp	67,982	1,458,214
Fiserv, Inc.(b)	239,003	39,093,721
Genworth Financial, Inc., Class A(b)	178,801	1,210,483
HarborOne Bancorp, Inc.	18,249	243,624
Hartford Financial Services Group, Inc. (The)	120,810	13,400,245
International Money Express, Inc.(b)(c)	13,333	296,126
Jefferies Financial Group, Inc.(c)	86,616	5,064,438
Loews Corp.	90,440	7,230,678
MBIA, Inc.(b)(c)	20,945	92,158
MetLife, Inc.	290,480	22,323,388
MGIC Investment Corp.	108,896	2,704,977
Mr. Cooper Group, Inc.(b)	26,437	2,376,158
Navient Corp.	45,678	749,576
Northeast Community Bancorp, Inc.	5,732	130,575
Northfield Bancorp, Inc.	18,114	226,606
Old Republic International Corp.	111,039	3,844,170
Open Lending Corp., Class A(b)(c)	48,677	306,665
Oppenheimer Holdings, Inc., Class A	4,178	214,833
Pathward Financial, Inc.	10,323	697,215
PayPal Holdings, Inc.(b)	427,290	28,107,136
Primerica, Inc.	14,056	3,538,879
ProAssurance Corp.(b)	20,837	272,965
PROG Holdings, Inc.	17,636	794,678
SLM Corp.	89,750	2,036,427
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Southside Bancshares, Inc.(c)	12,371	$ 432,861
State Street Corp.	123,059	10,456,323
Synchrony Financial	164,023	8,330,728
Virtu Financial, Inc., Class A	36,148	987,563
Waterstone Financial, Inc.(c)	8,024	119,718
Western Union Co. (The)	138,203	1,643,234
		238,294,299
Health Care-14.95%
AMN Healthcare Services, Inc.(b)(c)	15,521	1,049,530
AnaptysBio, Inc.(b)(c)	11,159	388,780
Azenta, Inc.(b)(c)	22,025	1,371,937
Bruker Corp.	61,818	4,235,151
Cardinal Health, Inc.	99,492	10,031,778
Centene Corp.(b)	217,988	16,767,637
Cross Country Healthcare, Inc.(b)	14,205	259,099
Cullinan Therapeutics, Inc.(b)(c)	23,542	455,538
HCA Healthcare, Inc.	106,987	38,841,630
Innoviva, Inc.(b)(c)	25,508	480,571
Integra LifeSciences Holdings Corp.(b)	32,188	798,584
Johnson & Johnson	372,818	58,849,321
McKesson Corp.	52,984	32,692,188
Tenet Healthcare Corp.(b)	39,902	5,973,330
Theravance Biopharma, Inc.(b)(c)	19,866	200,845
Zynex, Inc.(b)(c)	12,980	116,820
		172,512,739
Industrials-17.64%
Advanced Drainage Systems, Inc.	31,661	5,605,263
Air Transport Services Group, Inc.(b)(c)	26,847	433,311
Atkore, Inc.(c)	14,881	2,008,935
Avis Budget Group, Inc.(c)	14,561	1,470,807
Builders FirstSource, Inc.(b)	49,858	8,344,733
CACI International, Inc., Class A(b)	9,108	4,203,160
Carlisle Cos., Inc.	19,444	8,138,869
Core & Main, Inc., Class A(b)	78,804	4,213,650
CSG Systems International, Inc.(c)	12,126	567,982
CSX Corp.	798,551	28,029,140
Deere & Co.	112,565	41,871,929
DXP Enterprises, Inc.(b)	6,506	356,269
Expeditors International of Washington, Inc.	57,699	7,201,989
Greenbrier Cos., Inc. (The)(c)	12,716	648,643
Griffon Corp.	20,242	1,458,639
Hertz Global Holdings, Inc.(b)(c)	124,708	508,809
Huron Consulting Group, Inc.(b)	7,355	809,124
Kelly Services, Inc., Class A	13,153	309,490
Liquidity Services, Inc.(b)	12,451	279,774
Lockheed Martin Corp.	98,010	53,113,579
Matson, Inc.	13,957	1,852,233
Radiant Logistics, Inc.(b)(c)	19,199	119,418
Ryder System, Inc.	17,903	2,509,284
SkyWest, Inc.(b)	16,445	1,314,613
Sun Country Airlines Holdings, Inc.(b)(c)	21,491	281,532
TaskUS, Inc., Class A (Philippines)(b)(c)	7,366	121,613
Textron, Inc.	77,897	7,236,631
TriNet Group, Inc.	20,654	2,153,179
Verisk Analytics, Inc.	58,280	15,254,790
WillScot Holdings Corp.(b)	77,685	3,185,085
		203,602,473
Information Technology-2.55%
AppLovin Corp., Class A(b)	111,912	8,628,415
	Shares	Value
Information Technology-(continued)
Arrow Electronics, Inc.(b)	21,743	$ 2,689,392
ASGN, Inc.(b)	18,749	1,774,968
DigitalOcean Holdings, Inc.(b)(c)	37,209	1,232,734
DXC Technology Co.(b)(c)	73,638	1,497,797
GoDaddy, Inc., Class A(b)	57,572	8,373,847
Hackett Group, Inc. (The)	11,280	307,718
Insight Enterprises, Inc.(b)(c)	13,298	2,985,401
InterDigital, Inc.	10,308	1,265,410
Magnachip Semiconductor Corp. (South Korea)(b)	15,632	79,567
ON24, Inc.(b)	17,101	112,354
Xerox Holdings Corp.(c)	50,205	540,457
		29,488,060
Materials-3.42%
Alpha Metallurgical Resources, Inc.(c)	5,313	1,569,513
Ashland, Inc.	20,476	1,979,005
Berry Global Group, Inc.	46,730	3,071,096
DuPont de Nemours, Inc.	170,788	14,294,956
Eagle Materials, Inc.	13,830	3,765,909
Ecovyst, Inc.(b)(c)	47,795	455,964
Huntsman Corp.	70,665	1,691,013
LSB Industries, Inc.(b)(c)	29,224	266,231
Olin Corp.	48,781	2,224,901
Ryerson Holding Corp.(c)	14,026	333,679
Steel Dynamics, Inc.	64,186	8,550,859
Sylvamo Corp.	16,800	1,238,328
		39,441,454
Real Estate-0.50%
Douglas Emmett, Inc.(c)	68,371	1,100,089
Farmland Partners, Inc.(c)	19,675	208,949
JBG SMITH Properties, (Acquired 01/31/2023 - 07/31/2024; Cost $722,873)(d)	37,541	613,795
National Storage Affiliates Trust	30,621	1,303,536
Park Hotels & Resorts, Inc.(c)	86,025	1,295,537
Pebblebrook Hotel Trust(c)	49,223	673,863
Xenia Hotels & Resorts, Inc.(c)	41,650	578,102
		5,773,871
Utilities-0.97%
Vistra Corp.	141,931	11,243,774
Total Common Stocks & Other Equity Interests (Cost $1,020,788,637)		1,154,325,507
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $1,363,483)	1,363,483	1,363,483
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $1,022,152,120)		1,155,688,990
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.84%
Invesco Private Government Fund, 5.30%(e)(f)(g)	15,307,630	15,307,630

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	40,608,956	$ 40,621,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,928,485)		55,928,769
TOTAL INVESTMENTS IN SECURITIES-104.97% (Cost $1,078,080,605)		1,211,617,759
OTHER ASSETS LESS LIABILITIES-(4.97)%		(57,358,099)
NET ASSETS-100.00%		$1,154,259,660
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,218,822	$4,126,037	$(3,981,376)	$-	$-	$1,363,483	$15,551
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,741,055	31,447,058	(33,880,483)	-	-	15,307,630	209,974*
Invesco Private Prime Fund	45,618,982	53,754,662	(58,752,743)	6,239	(6,001)	40,621,139	555,681*
Total	$64,578,859	$89,327,757	$(96,614,602)	$6,239	$(6,001)	$57,292,252	$781,206

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.61%
Cogent Communications Holdings, Inc.(b)	1,446	$ 102,073
Comcast Corp., Class A	119,558	4,934,159
Interpublic Group of Cos., Inc. (The)	11,543	371,338
John Wiley & Sons, Inc., Class A(b)	1,396	66,659
Nexstar Media Group, Inc., Class A	1,023	189,040
Verizon Communications, Inc.	128,571	5,209,697
		10,872,966
Consumer Discretionary-4.74%
Best Buy Co., Inc.	6,586	569,821
Brunswick Corp.	2,095	170,638
Churchill Downs, Inc.	2,267	325,450
Dillard’s, Inc., Class A(b)	383	152,660
Domino’s Pizza, Inc.	1,082	463,853
Genuine Parts Co.	4,247	624,776
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 06/16/2023; Cost $14,905)(b)(c)	469	13,728
Home Depot, Inc. (The)	30,338	11,169,238
Johnson Outdoors, Inc., Class A(b)	284	12,042
Lithia Motors, Inc., Class A(b)	823	227,420
Lowe’s Cos., Inc.	17,409	4,274,084
McDonald’s Corp.	22,011	5,841,719
Monro, Inc.(b)	897	27,645
NIKE, Inc., Class B	37,007	2,770,344
Polaris, Inc.(b)	1,726	143,741
Pool Corp.	1,162	434,634
Service Corp. International(b)	4,454	355,919
Shoe Carnival, Inc.(b)	810	34,401
Starbucks Corp.	34,604	2,697,382
Thor Industries, Inc.(b)	1,630	173,008
Tractor Supply Co.	3,300	868,956
Williams-Sonoma, Inc.(b)	3,934	608,511
Worthington Enterprises, Inc.(b)	1,526	76,163
		32,036,133
Consumer Staples-12.25%
Altria Group, Inc.	52,463	2,571,212
Andersons, Inc. (The)	1,020	55,621
Archer-Daniels-Midland Co.	15,103	936,537
Brown-Forman Corp., Class B(b)	9,359	422,652
Casey’s General Stores, Inc.	1,123	435,544
Church & Dwight Co., Inc.	7,436	728,802
Clorox Co. (The)	3,801	501,466
Coca-Cola Co. (The)	131,816	8,797,400
Colgate-Palmolive Co.	25,058	2,485,503
Costco Wholesale Corp.	13,568	11,152,896
Flowers Foods, Inc.	6,435	144,916
Hershey Co. (The)(b)	4,509	890,437
Hormel Foods Corp.	16,715	536,719
Ingredion, Inc.	2,013	250,357
J&J Snack Foods Corp.(b)	607	102,401
J.M. Smucker Co. (The)	3,246	382,866
Kellanova	10,391	604,237
Kimberly-Clark Corp.	10,284	1,388,854
Kroger Co. (The)	22,223	1,211,154
Lancaster Colony Corp.	822	158,695
McCormick & Co., Inc.	7,676	591,129
Mondelez International, Inc., Class A	40,972	2,800,436
Oil-Dri Corp.of America	161	10,481
PepsiCo, Inc.	42,080	7,265,954
Philip Morris International, Inc.	47,609	5,482,652
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	72,197	$ 11,606,390
SpartanNash Co.	1,045	22,070
Sysco Corp.	15,193	1,164,543
Target Corp.	14,131	2,125,444
Tootsie Roll Industries, Inc.(b)	1,256	38,735
Tyson Foods, Inc., Class A	8,729	531,596
Universal Corp.(b)	763	40,759
Walgreens Boots Alliance, Inc.(b)	26,332	312,561
Walmart, Inc.	246,529	16,921,751
WD-40 Co.(b)	425	111,184
		82,783,954
Energy-4.51%
Chevron Corp.	56,486	9,064,308
Delek Logistics Partners L.P.	1,326	54,645
Enterprise Products Partners L.P.	66,434	1,917,285
Exxon Mobil Corp.	137,196	16,270,074
MPLX L.P.	31,043	1,329,261
Phillips 66	12,947	1,883,530
		30,519,103
Financials-19.36%
1st Source Corp.(b)	760	48,298
Aflac, Inc.	17,359	1,655,701
Allstate Corp. (The)	8,087	1,383,847
American Financial Group, Inc.	2,541	332,769
Ameriprise Financial, Inc.	3,034	1,304,832
AMERISAFE, Inc.(b)	599	28,441
Aon PLC, Class A	6,644	2,182,620
Arbor Realty Trust, Inc.(b)	5,745	77,558
Arrow Financial Corp.	534	16,832
Arthur J. Gallagher & Co.	6,664	1,889,177
Associated Banc-Corp	4,612	105,984
Assurant, Inc.	1,588	277,694
Assured Guaranty Ltd.	1,697	139,782
Atlantic Union Bankshares Corp.	2,741	113,176
AXIS Capital Holdings Ltd.	2,565	194,299
BancFirst Corp.	992	106,571
Bank of America Corp.	239,281	9,645,417
Bank of Marin Bancorp	505	10,257
Bank of New York Mellon Corp. (The)	22,843	1,486,394
Bank OZK(b)	3,461	162,286
BlackRock, Inc.	4,539	3,978,433
BOK Financial Corp.	1,998	205,474
Brown & Brown, Inc.	8,712	866,234
Cadence Bank(b)	5,561	182,790
Cass Information Systems, Inc.(b)	427	18,335
Cboe Global Markets, Inc.	3,227	592,187
Chubb Ltd.	12,410	3,420,941
Cincinnati Financial Corp.	4,787	625,278
City Holding Co.(b)	464	56,562
CME Group, Inc., Class A	11,022	2,135,072
CNO Financial Group, Inc.	3,334	116,223
Cohen & Steers, Inc.(b)	1,511	129,674
Commerce Bancshares, Inc.(b)	3,948	255,475
Community Financial System, Inc.(b)	1,630	100,538
Community Trust Bancorp, Inc.	564	28,606
Cullen/Frost Bankers, Inc.(b)	1,971	230,725
Discover Financial Services	7,648	1,101,236
Erie Indemnity Co., Class A(b)	1,407	620,698
Evercore, Inc., Class A	1,172	293,457
FactSet Research Systems, Inc.	1,153	476,293
Federal Agricultural Mortgage Corp., Class C(b)	292	60,216
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Fidelity National Financial, Inc.(b)	8,351	$ 462,729
Fifth Third Bancorp	20,778	879,741
First American Financial Corp.	3,149	190,766
First Community Bankshares, Inc.	580	25,972
First Financial Bankshares, Inc.(b)	4,352	167,378
First Financial Corp.	368	16,545
First Interstate BancSystem, Inc., Class A	3,175	100,235
First Merchants Corp.	1,818	73,356
First of Long Island Corp. (The)	707	9,276
Franklin Resources, Inc.	16,054	367,155
German American Bancorp, Inc.	887	34,895
Globe Life, Inc.	2,855	264,773
Goldman Sachs Group, Inc. (The)	9,853	5,015,473
Great Southern Bancorp, Inc.(b)	369	23,103
Hanover Insurance Group, Inc. (The)	1,082	148,764
Hartford Financial Services Group, Inc. (The)	9,074	1,006,488
Heritage Financial Corp.	1,054	24,421
Hingham Institution for Savings (The)(b)	67	16,662
Home BancShares, Inc.(b)	6,140	173,946
Horace Mann Educators Corp.	1,241	42,901
Horizon Bancorp, Inc.(b)	1,342	21,432
Independent Bank Corp.(b)	1,290	82,753
Intercontinental Exchange, Inc.	17,496	2,651,694
International Bancshares Corp.(b)	1,907	128,608
Jack Henry & Associates, Inc.	2,242	384,458
JPMorgan Chase & Co.	87,826	18,689,373
KeyCorp	28,491	459,560
Lakeland Financial Corp.(b)	774	53,042
MarketAxess Holdings, Inc.	1,146	256,165
Marsh & McLennan Cos., Inc.	15,108	3,362,588
Mastercard, Inc., Class A	28,215	13,083,578
Mercantile Bank Corp.(b)	502	24,277
MetLife, Inc.	21,724	1,669,489
Moody’s Corp.	5,573	2,543,963
Morgan Stanley	49,640	5,123,344
Morningstar, Inc.(b)	1,299	412,627
Nasdaq, Inc.	17,537	1,186,904
NBT Bancorp, Inc.(b)	1,437	70,442
Old Republic International Corp.	8,306	287,554
PNC Financial Services Group, Inc. (The)	12,154	2,201,089
Premier Financial Corp.	1,079	27,342
Primerica, Inc.	1,052	264,862
Principal Financial Group, Inc.	7,188	585,894
Prosperity Bancshares, Inc.(b)	2,850	206,682
Prudential Financial, Inc.	10,965	1,374,134
Raymond James Financial, Inc.	6,332	734,512
Regions Financial Corp.	28,061	627,725
Reinsurance Group of America, Inc.	2,019	455,143
RenaissanceRe Holdings Ltd. (Bermuda)	1,610	373,375
RLI Corp.	1,390	209,320
S&P Global, Inc.	9,559	4,633,534
S&T Bancorp, Inc.	1,158	51,392
SEI Investments Co.	3,995	271,021
Selective Insurance Group, Inc.	1,859	167,905
Simmons First National Corp., Class A(b)	3,806	81,943
Southern Missouri Bancorp, Inc.(b)	355	20,306
Southside Bancshares, Inc.(b)	908	31,771
SouthState Corp.	2,303	227,928
State Street Corp.	9,218	783,253
Stock Yards Bancorp, Inc.(b)	879	54,691
T. Rowe Price Group, Inc.	6,839	781,082
Tompkins Financial Corp.	451	28,386
	Shares	Value
Financials-(continued)
Towne Bank(b)	2,273	$ 75,555
Travelers Cos., Inc. (The)	7,015	1,518,327
TriCo Bancshares(b)	1,002	46,623
Truist Financial Corp.	40,942	1,829,698
U.S. Bancorp	47,765	2,143,693
UMB Financial Corp.	1,487	151,704
United Bankshares, Inc.	4,107	159,886
Unum Group(b)	5,839	335,918
Visa, Inc., Class A	48,148	12,791,479
W.R. Berkley Corp.	11,752	647,888
WaFd, Inc.	2,485	88,441
Washington Trust Bancorp, Inc.(b)	533	17,061
WesBanco, Inc.(b)	1,820	58,022
Westamerica Bancorporation	796	42,952
Wintrust Financial Corp.	1,885	203,957
WSFS Financial Corp.	1,848	104,394
Zions Bancorporation N.A.	4,521	233,600
		130,835,300
Health Care-14.59%
Abbott Laboratories	53,134	5,629,016
AbbVie, Inc.	54,040	10,014,693
Agilent Technologies, Inc.	8,939	1,263,975
Amgen, Inc.	16,384	5,447,188
Atrion Corp.	55	25,206
Becton, Dickinson and Co.	8,831	2,128,801
Bristol-Myers Squibb Co.	62,148	2,955,759
Cardinal Health, Inc.	7,419	748,058
Cencora, Inc.	6,092	1,449,165
Chemed Corp.	473	269,686
Danaher Corp.	22,643	6,273,922
Elevance Health, Inc.	7,103	3,779,009
Ensign Group, Inc. (The)(b)	1,735	244,201
Humana, Inc.	3,683	1,331,810
Johnson & Johnson	73,627	11,622,022
LeMaitre Vascular, Inc.(b)	699	60,736
McKesson Corp.	3,968	2,448,335
Medtronic PLC	40,796	3,276,735
Merck & Co., Inc.	77,508	8,768,480
National HealthCare Corp.(b)	480	65,357
Perrigo Co. PLC(b)	4,125	116,614
Pfizer, Inc.	173,495	5,298,537
Quest Diagnostics, Inc.	3,387	481,970
ResMed, Inc.	4,487	956,853
STERIS PLC	3,015	719,861
Stryker Corp.	11,665	3,819,704
UnitedHealth Group, Inc.	28,153	16,220,632
West Pharmaceutical Services, Inc.	2,228	682,147
Zoetis, Inc.	13,939	2,509,578
		98,608,050
Industrials-11.78%
3M Co.	16,904	2,156,105
A.O. Smith Corp.	3,715	315,924
ABM Industries, Inc.(b)	1,942	107,898
AGCO Corp.(b)	2,267	214,050
Air Lease Corp., Class A	3,397	168,559
Apogee Enterprises, Inc.	691	47,430
Applied Industrial Technologies, Inc.(b)	1,171	255,500
Automatic Data Processing, Inc.	12,503	3,283,538
Booz Allen Hamilton Holding Corp.	3,944	565,215
Brady Corp., Class A	1,363	97,604
Broadridge Financial Solutions, Inc.	3,609	772,326

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	3,581	$ 318,888
Carlisle Cos., Inc.	1,456	609,452
Caterpillar, Inc.	14,937	5,171,189
Cintas Corp.	3,103	2,370,506
Comfort Systems USA, Inc.	1,078	358,349
CSG Systems International, Inc.(b)	883	41,360
CSX Corp.	59,716	2,096,032
Cummins, Inc.	4,177	1,218,849
Donaldson Co., Inc.	3,683	275,562
Douglas Dynamics, Inc.(b)	719	20,786
Dover Corp.	4,196	773,155
Eaton Corp. PLC	12,212	3,722,095
Emerson Electric Co.	17,487	2,047,903
Expeditors International of Washington, Inc.	4,314	538,473
Exponent, Inc.(b)	1,544	163,788
Fastenal Co.	17,450	1,234,587
Franklin Electric Co., Inc.	1,402	149,481
GATX Corp.	1,072	149,544
General Dynamics Corp.	8,412	2,512,749
Gorman-Rupp Co. (The)	782	32,304
Graco, Inc.	5,147	437,752
Griffon Corp.	1,556	112,125
HEICO Corp.(b)	1,676	404,486
Hillenbrand, Inc.(b)	2,157	95,404
HNI Corp.	1,429	78,524
Honeywell International, Inc.	19,891	4,072,682
Hubbell, Inc.	1,640	648,866
Huntington Ingalls Industries, Inc.	1,200	335,976
Hyster-Yale, Inc.(b)	439	35,884
IDEX Corp.	2,290	477,419
Illinois Tool Works, Inc.	9,115	2,253,957
Insperity, Inc.(b)	1,128	115,868
ITT, Inc.	2,492	352,518
J.B. Hunt Transport Services, Inc.	3,156	546,461
Kadant, Inc.(b)	367	128,997
L3Harris Technologies, Inc.	5,795	1,314,828
Lennox International, Inc.	1,101	642,434
Lincoln Electric Holdings, Inc.	1,740	357,413
Lindsay Corp.	345	43,467
Lockheed Martin Corp.	7,328	3,971,190
ManpowerGroup, Inc.	1,471	112,649
Masco Corp.	6,723	523,386
Matson, Inc.	1,041	138,151
Matthews International Corp., Class A	921	26,663
MDU Resources Group, Inc.(b)	6,220	167,567
MSA Safety, Inc.	1,192	224,871
Nordson Corp.	1,751	438,328
Northrop Grumman Corp.	4,520	2,189,126
Oshkosh Corp.	2,009	218,278
Paychex, Inc.	11,035	1,412,701
Regal Rexnord Corp.	2,040	327,787
Republic Services, Inc.	9,622	1,869,747
Robert Half, Inc.(b)	3,215	206,371
Rockwell Automation, Inc.	3,484	970,817
RTX Corp.	40,731	4,785,485
Ryder System, Inc.	1,336	187,254
Simpson Manufacturing Co., Inc.	1,290	247,796
Snap-on, Inc.	1,611	462,405
Standex International Corp.	372	69,490
Stanley Black & Decker, Inc.	4,697	496,097
Tennant Co.	583	62,783
Timken Co. (The)(b)	2,156	187,464
	Shares	Value
Industrials-(continued)
Toro Co. (The)	3,190	$ 305,379
Trane Technologies PLC	6,911	2,310,209
Trinity Industries, Inc.(b)	2,484	82,121
UFP Industries, Inc.	1,890	249,348
Union Pacific Corp.	18,652	4,602,008
United Parcel Service, Inc., Class B	22,278	2,904,383
W.W. Grainger, Inc.	1,499	1,464,238
Waste Management, Inc.	12,252	2,482,990
Watsco, Inc.	1,069	523,265
Watts Water Technologies, Inc., Class A	817	169,544
Xylem, Inc.	7,373	984,296
		79,618,449
Information Technology-21.40%
Accenture PLC, Class A (Ireland)	19,236	6,359,806
Amphenol Corp., Class A	36,714	2,359,242
Analog Devices, Inc.	15,161	3,507,952
Apple, Inc.	133,331	29,610,148
Avnet, Inc.	2,751	147,894
Badger Meter, Inc.	880	181,421
Broadcom, Inc.	141,707	22,769,481
CDW Corp.	4,084	890,761
Cisco Systems, Inc.	123,062	5,962,354
Corning, Inc.	26,379	1,055,424
HP, Inc.	29,849	1,077,249
International Business Machines Corp.	28,079	5,395,099
Intuit, Inc.	8,537	5,526,427
KLA Corp.	4,111	3,383,641
Littelfuse, Inc.	769	205,408
Microchip Technology, Inc.	16,398	1,455,814
Microsoft Corp.	61,752	25,833,949
Motorola Solutions, Inc.	5,106	2,036,886
Oracle Corp.	84,085	11,725,653
Power Integrations, Inc.(b)	1,742	127,236
QUALCOMM, Inc.	34,092	6,168,947
Roper Technologies, Inc.	3,271	1,781,877
TE Connectivity Ltd.	9,355	1,443,757
Texas Instruments, Inc.	27,813	5,668,568
		144,674,994
Materials-3.54%
Air Products and Chemicals, Inc.	6,793	1,792,333
Albemarle Corp.(b)	3,597	336,931
AptarGroup, Inc.	2,027	297,928
Ashland, Inc.	1,529	147,778
Avery Dennison Corp.	2,442	529,499
Avient Corp.(b)	2,776	125,586
Balchem Corp.(b)	971	172,314
Cabot Corp.(b)	1,696	170,092
Celanese Corp.	3,331	470,171
Eastman Chemical Co.	3,595	371,471
Ecolab, Inc.	8,727	2,013,232
H.B. Fuller Co.	1,665	143,523
Hawkins, Inc.(b)	656	68,158
Innospec, Inc.	769	100,847
Linde PLC	14,715	6,673,252
LyondellBasell Industries N.V., Class A	10,036	998,181
Materion Corp.(b)	646	77,798
Nucor Corp.	7,323	1,193,210
Packaging Corp. of America	2,727	545,045
PPG Industries, Inc.	7,169	910,320
Quaker Chemical Corp.(b)	563	102,224
Reliance, Inc.	1,759	535,721

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Royal Gold, Inc.(b)	2,017	$ 278,588
RPM International, Inc.(b)	3,917	475,759
Sherwin-Williams Co. (The)	7,745	2,716,946
Silgan Holdings, Inc.	3,256	167,456
Sonoco Products Co.	2,994	161,436
Steel Dynamics, Inc.	4,834	643,985
Stepan Co.(b)	701	59,326
Vulcan Materials Co.	4,022	1,104,079
Westlake Corp.	3,897	576,210
		23,959,399
Real Estate-2.11%
Agree Realty Corp.	3,069	211,669
Alexandria Real Estate Equities, Inc.	5,320	623,983
American Tower Corp.	14,275	3,146,210
CTO Realty Growth, Inc.(b)	714	14,330
CubeSmart	6,847	325,780
EastGroup Properties, Inc.	1,462	273,379
Equity LifeStyle Properties, Inc.	5,682	390,240
Essex Property Trust, Inc.	1,971	548,648
Extra Space Storage, Inc.	6,467	1,032,263
First Industrial Realty Trust, Inc.	4,026	220,303
Getty Realty Corp.(b)	1,650	48,873
Mid-America Apartment Communities, Inc.	3,576	499,818
NNN REIT, Inc.	5,556	249,409
Prologis, Inc.	28,370	3,576,038
Realty Income Corp.	26,754	1,536,482
Regency Centers Corp.	5,622	378,585
Rexford Industrial Realty, Inc.(b)	6,577	329,573
STAG Industrial, Inc.	5,534	225,843
Terreno Realty Corp.(b)	2,954	202,083
UDR, Inc.	10,033	402,022
Universal Health Realty Income Trust	433	18,511
		14,254,042
Utilities-4.07%
AES Corp. (The)	21,688	385,830
ALLETE, Inc.	1,763	113,714
Alliant Energy Corp.	7,822	435,373
Ameren Corp.	8,141	645,337
American Electric Power Co., Inc.	16,138	1,583,461
American States Water Co.	1,119	92,351
American Water Works Co., Inc.	5,940	845,618
Artesian Resources Corp., Class A	294	11,516
Atmos Energy Corp.	4,605	588,887
Avista Corp.(b)	2,369	92,817
Black Hills Corp.	2,096	123,769
Brookfield Infrastructure Partners L.P. (Canada)	14,115	445,752
California Water Service Group	1,766	94,410
Chesapeake Utilities Corp.(b)	696	82,149
CMS Energy Corp.	9,269	600,631
Consolidated Edison, Inc.	10,542	1,028,056
DTE Energy Co.	6,307	760,183
Duke Energy Corp.	23,564	2,574,838
Edison International	11,725	938,117
Essential Utilities, Inc.(b)	8,354	339,590
	Shares	Value
Utilities-(continued)
Evergy, Inc.	6,996	$ 405,768
Eversource Energy	10,918	708,687
IDACORP, Inc.	1,546	151,121
MGE Energy, Inc.(b)	1,093	96,009
Middlesex Water Co.	557	37,029
National Fuel Gas Co.(b)	2,806	164,404
New Jersey Resources Corp.(b)	2,999	140,203
NextEra Energy, Inc.	62,759	4,794,160
NiSource, Inc.	13,658	426,812
Northwest Natural Holding Co.	1,140	45,577
NorthWestern Energy Group, Inc.	1,878	100,980
OGE Energy Corp.	6,115	237,079
Otter Tail Corp.(b)	1,267	122,798
Pinnacle West Capital Corp.	3,473	297,254
Portland General Electric Co.	3,089	146,357
Public Service Enterprise Group, Inc.	15,217	1,213,860
Sempra	19,329	1,547,480
SJW Group	965	58,489
Southern Co. (The)	33,371	2,787,146
Southwest Gas Holdings, Inc.	2,202	163,300
Spire, Inc.	1,682	112,004
UGI Corp.(b)	6,404	158,691
WEC Energy Group, Inc.	9,644	829,963
Xcel Energy, Inc.	16,949	987,788
York Water Co. (The)(b)	448	18,507
		27,533,865
Total Common Stocks & Other Equity Interests (Cost $508,074,470)		675,696,255
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $324,708)	324,708	324,708
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $508,399,178)		676,020,963
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.85%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,477,014	3,477,014
Invesco Private Prime Fund, 5.48%(d)(e)(f)	9,024,161	9,026,868
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,503,882)		12,503,882
TOTAL INVESTMENTS IN SECURITIES-101.86% (Cost $520,903,060)		688,524,845
OTHER ASSETS LESS LIABILITIES-(1.86)%		(12,548,600)
NET ASSETS-100.00%		$675,976,245

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,130	$4,529,288	$(4,414,710)	$-	$-	$324,708	$7,495
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,167,515	16,037,544	(16,728,045)	-	-	3,477,014	49,035*
Invesco Private Prime Fund	10,719,241	26,950,725	(28,643,163)	966	(901)	9,026,868	133,511*
Total	$15,096,886	$47,517,557	$(49,785,918)	$966	$(901)	$12,828,590	$190,041

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-10.23%
Verizon Communications, Inc.	697,882	$ 28,278,179
Walt Disney Co. (The)	30,341	2,842,648
		31,120,827
Consumer Discretionary-7.48%
Home Depot, Inc. (The)	26,275	9,673,404
McDonald’s Corp.	32,410	8,601,614
NIKE, Inc., Class B	59,576	4,459,859
		22,734,877
Consumer Staples-10.39%
Coca-Cola Co. (The)	225,280	15,035,187
Procter & Gamble Co. (The)	61,247	9,846,068
Walmart, Inc.	97,716	6,707,226
		31,588,481
Energy-6.26%
Chevron Corp.	118,719	19,050,838
Financials-13.64%
American Express Co.	20,330	5,144,303
Goldman Sachs Group, Inc. (The)	30,308	15,427,681
JPMorgan Chase & Co.	49,752	10,587,226
Travelers Cos., Inc. (The)	34,376	7,440,342
Visa, Inc., Class A	10,905	2,897,131
		41,496,683
Health Care-14.96%
Amgen, Inc.	49,807	16,559,333
Johnson & Johnson	76,706	12,108,042
Merck & Co., Inc.	81,367	9,205,049
UnitedHealth Group, Inc.	13,261	7,640,458
		45,512,882
	Shares	Value
Industrials-17.34%
3M Co.	289,672	$ 36,947,664
Caterpillar, Inc.	19,045	6,593,379
Honeywell International, Inc.	44,920	9,197,370
		52,738,413
Information Technology-12.88%
Apple, Inc.	12,915	2,868,163
Cisco Systems, Inc.	277,219	13,431,260
Intel Corp.	109,551	3,367,598
International Business Machines Corp.	75,974	14,597,644
Microsoft Corp.	7,413	3,101,229
Salesforce, Inc.	7,036	1,820,917
		39,186,811
Materials-6.58%
Dow, Inc.	367,192	20,000,948
Total Common Stocks & Other Equity Interests (Cost $273,078,748)		303,430,760
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(c) (Cost $180,818)	180,818	180,818
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $273,259,566)		303,611,578
OTHER ASSETS LESS LIABILITIES-0.18%		554,357
NET ASSETS-100.00%		$304,165,935
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,289,514	$(2,108,696)	$-	$-	$180,818	$3,593
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	718,604	1,344,937	(2,063,541)	-	-	-	7,717*
Invesco Private Prime Fund	1,848,277	3,444,088	(5,292,365)	182	(182)	-	20,513*
Total	$2,566,881	$7,078,539	$(9,464,602)	$182	$(182)	$180,818	$31,823

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2024
(Unaudited)
	Shares	Value
Preferred Stocks-100.10%
Banks-51.09%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	427,490	$ 7,758,943
Series QQ, Pfd., 4.25%(b)	608,847	11,342,820
Series NN, Pfd., 4.38%(b)	502,370	9,665,599
Series SS, Pfd., 4.75%(b)	318,633	6,633,939
Series LL, Pfd., 5.00%(b)	608,232	13,502,750
Series KK, Pfd., 5.38%	645,157	15,135,383
Series HH, Pfd., 5.88%	402,648	10,009,829
Series GG, Pfd., 6.00%	639,125	16,054,820
Bank OZK, Series A, Pfd., 4.63%(b)	281,884	4,901,963
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	378,184	7,662,008
Pfd., 7.38%(b)	299,487	7,654,888
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	207,494	4,268,152
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	284,360	6,255,920
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	409,920	7,358,064
Series J, Pfd., 6.88%(c)	265,769	6,540,575
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	937,683	18,434,848
Series JJ, Pfd., 4.55%(b)	704,000	14,868,480
Series LL, Pfd., 4.63%(b)	868,151	18,526,342
Series GG, Pfd., 4.75%(b)	421,184	9,190,235
Series DD, Pfd., 5.75%(b)	799,526	20,220,012
Series EE, Pfd., 6.00%(b)	871,274	22,086,796
KeyCorp
Series G, Pfd., 5.63%	370,390	7,870,787
Series F, Pfd., 5.65%	347,399	7,531,610
Series E, Pfd., 6.13%(b)(c)	409,650	9,757,863
Pfd., 6.20%(c)	494,441	11,337,532
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	199,813	4,949,368
Series J, Pfd., 7.50%(b)	608,325	16,005,031
Regions Financial Corp.
Series E, Pfd., 4.45%	323,156	5,729,556
Series C, Pfd., 5.70%(b)(c)	407,438	9,419,967
Series B, Pfd., 6.38%(c)	412,573	10,392,714
Synovus Financial Corp., Series E, Pfd., 8.42%(b)(c)	146,357	3,702,832
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	243,451	4,803,288
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	760,953	15,241,889
Series O, Pfd., 5.25%(b)	470,678	10,547,894
U.S. Bancorp
Series L, Pfd., 3.75%(b)	415,816	6,881,755
Series M, Pfd., 4.00%(b)	617,883	10,837,668
Series O, Pfd., 4.50%(b)	371,471	7,492,570
Series K, Pfd., 5.50%	472,915	11,354,689
WaFd, Inc., Series A, Pfd., 4.88%(b)	243,832	4,023,228
Wells Fargo & Co.
Series DD, Pfd., 4.25%	580,086	10,772,197
Series CC, Pfd., 4.38%(b)	491,332	9,418,834
Series AA, Pfd., 4.70%(b)	549,359	11,184,949
Series Z, Pfd., 4.75%	945,182	19,281,713
Series Y, Pfd., 5.63%	327,827	7,854,735
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	248,126	4,922,820
		459,387,855
	Shares	Value
Capital Markets-13.25%
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	490,102	$ 9,890,258
Series D, Pfd., 5.95%	612,631	15,279,017
Morgan Stanley
Series O, Pfd., 4.25%(b)	616,365	11,501,371
Series L, Pfd., 4.88%(b)	235,486	5,227,789
Series K, Pfd., 5.85%(b)	473,283	11,548,105
Series I, Pfd., 6.38%(b)	473,118	11,875,262
Series P, Pfd., 6.50%(b)	472,806	12,151,114
Series F, Pfd., 6.88%	402,325	10,150,660
Series E, Pfd., 7.13%	408,429	10,357,759
Northern Trust Corp., Series E, Pfd., 4.70%	325,834	6,689,372
State Street Corp., Series G, Pfd., 5.35%(b)	409,999	9,991,676
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	242,023	4,448,383
		119,110,766
Consumer Finance-6.93%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	235,654	4,015,544
Series L, Pfd., 4.38%(b)	373,422	6,602,101
Series J, Pfd., 4.80%(b)	700,440	13,119,241
Series I, Pfd., 5.00%(b)	832,646	16,261,576
Synchrony Financial
Series A, Pfd., 5.63%(b)	607,337	11,849,145
Series B, Pfd., 8.25%(c)	409,966	10,458,233
		62,305,840
Financial Services-4.02%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	243,073	4,389,898
Series A, Pfd., 5.25%(b)	652,303	14,311,528
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	447,527	11,541,721
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	242,382	5,931,088
		36,174,235
Insurance-24.81%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	243,978	5,104,020
Series H, Pfd., 5.10%	928,466	20,119,858
Series J, Pfd., 7.38%(b)	480,379	12,782,885
American National Group, Inc.
Series A, Pfd., 5.95%(c)	320,556	7,869,650
Series B, Pfd., 6.63%(c)	241,940	6,012,209
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	404,503	7,746,233
Series F, Pfd., 5.45%	268,252	6,086,638
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	200,783	4,005,621
Pfd., 5.63% (Bermuda)	208,166	4,127,932
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	342,158	6,254,648
Series B, Pfd., 5.63%(b)	206,604	4,413,061
Series A, Pfd., 6.35%(c)	518,848	12,582,064
Series C, Pfd., 6.38%(c)	357,353	8,869,502
Series E, Pfd., 7.75%(b)(c)	304,413	7,859,944
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	455,805	9,690,414
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Insurance-(continued)
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	287,010	$ 4,747,145
Series C, Pfd., 5.38%	469,074	8,795,138
Series A, Pfd., 6.60%(b)	348,200	7,984,226
Series B, Pfd., 6.75%(b)	329,273	8,044,139
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	343,043	7,203,903
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	278,740	6,957,350
Lincoln National Corp., Series D, Pfd., 9.00%(b)	409,688	11,368,842
MetLife, Inc.
Series F, Pfd., 4.75%	818,251	16,815,058
Series E, Pfd., 5.63%(b)	652,799	15,817,320
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	405,542	7,190,260
Series F, Pfd., 5.75% (Bermuda)	201,242	4,686,926
		223,134,986
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,013,273,348)		900,113,682
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.46%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,120,541	$ 6,120,541
Invesco Private Prime Fund, 5.48%(d)(e)(f)	15,965,669	15,970,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,090,851)		22,091,000
TOTAL INVESTMENTS IN SECURITIES-102.56% (Cost $1,035,364,199)		922,204,682
OTHER ASSETS LESS LIABILITIES-(2.56)%		(23,025,623)
NET ASSETS-100.00%		$899,179,059

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,524,542	$(23,524,542)	$-	$-	$-	$36,901
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,510,773	19,419,612	(19,809,844)	-	-	6,120,541	87,627*
Invesco Private Prime Fund	16,697,234	38,438,301	(39,165,126)	1,498	(1,448)	15,970,459	234,830*
Total	$23,208,007	$81,382,455	$(82,499,512)	$1,498	$(1,448)	$22,091,000	$359,358

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Air Freight & Logistics-1.71%
United Parcel Service, Inc., Class B	162,340	$ 21,164,266
Banks-20.87%
First Interstate BancSystem, Inc., Class A	1,286,620	40,618,593
Independent Bank Corp.(b)	414,853	26,612,820
KeyCorp	1,914,222	30,876,401
PNC Financial Services Group, Inc. (The)	120,651	21,849,896
Regions Financial Corp.	1,184,463	26,496,437
Truist Financial Corp.	703,589	31,443,392
U.S. Bancorp	568,741	25,525,096
United Bankshares, Inc.(b)	668,775	26,035,411
WesBanco, Inc.(b)	898,588	28,646,986
		258,105,032
Capital Markets-3.52%
Franklin Resources, Inc.	1,055,916	24,148,799
T. Rowe Price Group, Inc.	170,123	19,429,748
		43,578,547
Chemicals-3.22%
Eastman Chemical Co.	150,236	15,523,886
LyondellBasell Industries N.V., Class A	243,854	24,253,719
		39,777,605
Consumer Staples Distribution & Retail-2.57%
Walgreens Boots Alliance, Inc.(b)	2,675,130	31,753,793
Containers & Packaging-1.14%
Sonoco Products Co.	262,378	14,147,422
Diversified Telecommunication Services-5.48%
Cogent Communications Holdings, Inc.(b)	527,822	37,258,955
Verizon Communications, Inc.	753,690	30,539,519
		67,798,474
Electric Utilities-11.23%
ALLETE, Inc.	334,231	21,557,900
Evergy, Inc.	409,821	23,769,618
Eversource Energy	381,986	24,794,711
OGE Energy Corp.	610,467	23,667,806
Pinnacle West Capital Corp.(b)	271,692	23,254,118
Portland General Electric Co.(b)	461,277	21,855,304
		138,899,457
Food Products-2.89%
Flowers Foods, Inc.	822,545	18,523,713
Kellanova	296,118	17,219,262
		35,742,975
Gas Utilities-6.44%
Northwest Natural Holding Co.	670,443	26,804,311
Spire, Inc.(b)	378,561	25,208,377
UGI Corp.(b)	1,115,501	27,642,115
		79,654,803
Household Products-1.41%
Kimberly-Clark Corp.	129,126	17,438,466
Industrial Conglomerates-2.22%
3M Co.	214,915	27,412,408
Insurance-1.72%
Prudential Financial, Inc.	169,729	21,270,438
IT Services-1.68%
International Business Machines Corp.	108,213	20,792,046
	Shares	Value
Machinery-3.16%
Stanley Black & Decker, Inc.	204,905	$ 21,642,066
Trinity Industries, Inc.	526,347	17,401,032
		39,043,098
Media-3.57%
Interpublic Group of Cos., Inc. (The)(b)	617,206	19,855,517
John Wiley & Sons, Inc., Class A(b)	507,949	24,254,565
		44,110,082
Multi-Utilities-5.93%
Avista Corp.(b)	659,174	25,826,437
Black Hills Corp.	385,753	22,778,715
NorthWestern Energy Group, Inc.	458,868	24,673,332
		73,278,484
Oil, Gas & Consumable Fuels-1.49%
Chevron Corp.	114,926	18,442,175
Pharmaceuticals-6.57%
Bristol-Myers Squibb Co.	668,099	31,774,788
Perrigo Co. PLC(b)	698,362	19,742,694
Pfizer, Inc.	974,199	29,752,038
		81,269,520
Professional Services-1.58%
ManpowerGroup, Inc.	254,530	19,491,907
Specialty Retail-1.74%
Best Buy Co., Inc.	247,916	21,449,692
Technology Hardware, Storage & Peripherals-1.14%
HP, Inc.	389,402	14,053,518
Tobacco-8.62%
Altria Group, Inc.	874,388	42,853,756
Philip Morris International, Inc.	242,486	27,924,688
Universal Corp.(b)	670,631	35,825,108
		106,603,552
Total Common Stocks & Other Equity Interests (Cost $1,139,896,286)		1,235,277,760

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $103,101)	103,101	103,101
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,139,999,387)		1,235,380,861
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.61%
Invesco Private Government Fund, 5.30%(c)(d)(e)	25,990,120	25,990,120
Invesco Private Prime Fund, 5.48%(c)(d)(e)	68,023,481	68,043,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,034,008)		94,034,008
TOTAL INVESTMENTS IN SECURITIES-107.52% (Cost $1,234,033,395)		1,329,414,869
OTHER ASSETS LESS LIABILITIES-(7.52)%		(92,951,655)
NET ASSETS-100.00%		$1,236,463,214
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,068	$12,487,771	$(12,520,738)	$-	$-	$103,101	$10,114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,815,056	76,175,501	(63,000,437)	-	-	25,990,120	284,685*
Invesco Private Prime Fund	32,803,166	171,786,185	(136,544,811)	5,836	(6,488)	68,043,888	759,294*
Total	$45,754,290	$260,449,457	$(212,065,986)	$5,836	$(6,488)	$94,137,109	$1,054,093

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Canada-54.38%
BCE, Inc.(a)	981,760	$ 33,114,765
Brookfield Infrastructure Partners L.P.	1,119,242	35,345,662
Brookfield Renewable Partners L.P.	1,057,614	25,742,325
Canadian Imperial Bank of Commerce(a)	639,876	33,075,190
Canadian National Railway Co.	86,959	10,065,504
Canadian Natural Resources Ltd.	574,182	20,371,977
Enbridge, Inc.	918,159	34,357,510
FirstService Corp.	25,320	4,419,859
Fortis, Inc.(a)	636,561	26,633,712
Franco-Nevada Corp.	53,385	6,884,530
Imperial Oil Ltd.	185,144	13,248,905
Magna International, Inc.	542,626	24,076,316
Nutrien Ltd.	367,801	18,831,411
Open Text Corp.	693,230	21,857,542
RB Global, Inc.	121,235	9,653,943
Restaurant Brands International, Inc.	281,257	19,685,177
Royal Bank of Canada	200,295	22,380,963
Stantec, Inc.(a)	54,122	4,762,195
TC Energy Corp.	871,055	36,941,443
TELUS Corp.(a)	2,041,776	32,954,265
TFI International, Inc.	50,852	7,920,199
Toronto-Dominion Bank (The)(a)	556,295	32,838,094
		475,161,487
Denmark-0.67%
Novo Nordisk A/S, ADR	44,301	5,875,642
Germany-1.03%
SAP SE, ADR	42,633	9,021,143
India-3.17%
Infosys Ltd., ADR(a)	1,165,773	25,798,557
Reliance Industries Ltd., GDR(a)(b)	26,394	1,903,007
		27,701,564
Japan-4.27%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,309,403	15,215,263
Sony Group Corp., ADR	48,759	4,319,559
Sumitomo Mitsui Financial Group, Inc., ADR	1,224,954	17,737,334
		37,272,156
Mexico-3.54%
America Movil S.A.B. de C.V., ADR	920,289	15,387,232
Coca-Cola FEMSA S.A.B. de C.V., ADR	171,795	15,535,422
		30,922,654
Philippines-4.03%
PLDT, Inc., ADR(a)	1,330,160	35,235,938
	Shares	Value
South Africa-1.85%
Gold Fields Ltd., ADR	940,020	$ 16,130,743
Spain-3.87%
Atlantica Sustainable Infrastructure PLC	1,528,067	33,770,281
Switzerland-3.37%
Logitech International S.A., Class R(a)	68,826	6,233,571
Novartis AG, ADR	208,517	23,245,475
		29,479,046
United Kingdom-13.57%
British American Tobacco PLC, ADR	1,082,376	38,575,881
Diageo PLC, ADR	130,390	16,266,152
National Grid PLC, ADR(a)	580,478	37,411,807
Pearson PLC, ADR(a)	1,152,894	15,575,598
RELX PLC, ADR	226,514	10,698,256
		118,527,694
United States-6.17%
Amdocs Ltd.	169,550	14,830,538
Sanofi S.A., ADR	502,558	26,037,530
Waste Connections, Inc.	24,404	4,338,299
Willis Towers Watson PLC	30,927	8,730,074
		53,936,441
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $815,264,523)		873,034,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.78%
Invesco Private Government Fund, 5.30%(c)(d)(e)	33,271,859	33,271,859
Invesco Private Prime Fund, 5.48%(c)(d)(e)	87,098,421	87,124,551
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,396,410)		120,396,410
TOTAL INVESTMENTS IN SECURITIES-113.70% (Cost $935,660,933)		993,431,199
OTHER ASSETS LESS LIABILITIES-(13.70)%		(119,707,633)
NET ASSETS-100.00%		$873,723,566
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$650,596	$6,583,899	$(7,234,495)	$-	$-	$-	$7,302
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,922,520	114,504,746	(110,155,407)	-	-	33,271,859	405,385*
Invesco Private Prime Fund	79,688,795	225,659,163	(218,223,343)	11,305	(11,369)	87,124,551	1,071,724*
Total	$109,261,911	$346,747,808	$(335,613,245)	$11,305	$(11,369)	$120,396,410	$1,484,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024, for each Fund (except for Invesco Dow Jones Industrial Average Dividend ETF). As of July 31, 2024, all of the securities in Invesco Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,154,325,507	$-	$-	$1,154,325,507
Money Market Funds	1,363,483	55,928,769	-	57,292,252
Total Investments	$1,155,688,990	$55,928,769	$-	$1,211,617,759
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$675,696,255	$-	$-	$675,696,255
Money Market Funds	324,708	12,503,882	-	12,828,590
Total Investments	$676,020,963	$12,503,882	$-	$688,524,845
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$900,113,682	$-	$-	$900,113,682
Money Market Funds	-	22,091,000	-	22,091,000
Total Investments	$900,113,682	$22,091,000	$-	$922,204,682
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,235,277,760	$-	$-	$1,235,277,760
Money Market Funds	103,101	94,034,008	-	94,137,109
Total Investments	$1,235,380,861	$94,034,008	$-	$1,329,414,869
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$873,034,789	$-	$-	$873,034,789
Money Market Funds	-	120,396,410	-	120,396,410
Total Investments	$873,034,789	$120,396,410	$-	$993,431,199